LOANS PAYABLE AND LONG TERM DEBT	12 Months Ended
Mar. 31, 2011
Debt Disclosure [Abstract]
Long-term Debt [Text Block]
NOTE 8 -	LOANS PAYABLE AND LONG TERM DEBT

Loans payable and long term debt consisted of the following:

	March 31, 2011		March 31, 2010
		Long-		Long-
	Current	Term	Current	Term
Note payable to First Niagara Bank in 60 monthly installments of $1,180, including interest at the rate of 9.00% per annum; Final payment in September 2012 ; Secured by vehicle purchased with proceeds of loan	$13,105	$6,717	$11,793	$19,823

Short term loan to finance commercial insurance policy			9,701

Short term loan to finance directors & officers insurance policy			60,808

TOTAL	$13,105	$6,717	$82,302	$19,823